AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 83.6%
Communication Services - 16.6%
Alphabet, Inc., Class C*	2,220,000	$292,707,000
Bolloré SE (France)	96,200,000	516,325,091
Comcast Corp., Class A	1,100,000	48,774,000
Fox Corp., Class A	2,400,000	74,880,000
Fox Corp., Class B	3,100,000	89,528,000
News Corp., Class A	8,900,000	178,534,000
The Walt Disney Co.*	900,000	72,945,000
Warner Bros Discovery, Inc.*	4,400,000	47,784,000

Total Communication Services		1,321,477,091
Consumer Discretionary - 3.7%
Booking Holdings, Inc.*	45,000	138,777,750
eBay, Inc.	1,250,000	55,112,500
Hyundai Mobis Co., Ltd. (South Korea)	550,000	97,888,107

Total Consumer Discretionary		291,778,357
Consumer Staples - 14.7%
Associated British Foods PLC (United Kingdom)	7,000,000	175,866,849
The Coca-Cola Co.	1,385,000	77,532,300
Colgate-Palmolive Co.	1,100,000	78,221,000
Ingredion, Inc.	1,150,000	113,160,000
Kenvue, Inc.	1,866,071	37,470,706
KT&G Corp. (South Korea)	1,452,810	92,779,649
PepsiCo, Inc.	1,450,000	245,688,000
The Procter & Gamble Co.	1,450,000	211,497,000
Sysco Corp.	920,000	60,766,000
Tyson Foods, Inc., Class A	1,460,000	73,715,400

Total Consumer Staples		1,166,696,904
Energy - 15.9%
Canadian Natural Resources, Ltd. (Canada)	8,310,000	537,407,700
ConocoPhillips	890,000	106,622,000
Devon Energy Corp.	1,450,000	69,165,000
Diamondback Energy, Inc.	750,000	116,160,000
EOG Resources, Inc.	895,000	113,450,200
Pioneer Natural Resources Co.	820,000	188,231,000
Weatherford International PLC*	1,500,000	135,495,000

Total Energy		1,266,530,900
Financials - 8.6%
The Bank of New York Mellon Corp.	2,300,000	98,095,000
Berkshire Hathaway, Inc., Class B*	340,000	119,102,000
The Charles Schwab Corp.	3,400,000	186,660,000
First Hawaiian, Inc.	1,530,000	27,616,500
The Goldman Sachs Group, Inc.	130,000	42,064,100
	Shares	Value

State Street Corp.	1,900,000	$127,224,000
Wells Fargo & Co.	2,110,000	86,214,600

Total Financials		686,976,200
Health Care - 3.5%
Elevance Health, Inc.	300,000	130,626,000
Embecta Corp.	1,600,000	24,080,000
Johnson & Johnson	767,682	119,566,472

Total Health Care		274,272,472
Industrials - 9.1%
Armstrong World Industries, Inc.	735,000	52,920,000
Brenntag SE (Germany)	2,300,000	177,966,441
GrafTech International, Ltd.	5,000,000	19,150,000
L3Harris Technologies, Inc.	355,000	61,812,600
Lockheed Martin Corp.	195,000	79,747,200
Northrop Grumman Corp.	225,000	99,042,750
Samsung C&T Corp. (South Korea)	700,000	55,811,272
U-Haul Holding Co.*,1	330,000	18,008,100
U-Haul Holding Co., Non-Voting Shares	2,970,000	155,598,300

Total Industrials		720,056,663
Information Technology - 8.0%
Cisco Systems, Inc.	800,000	43,008,000
Cognizant Technology Solutions Corp., Class A	2,800,000	189,672,000
Corning, Inc.	1,100,000	33,517,000
Microsoft Corp.	900,000	284,175,000
Oracle Corp.	700,000	74,144,000
Samsung Electronics Co., Ltd. (South Korea)	200,000	10,110,827

Total Information Technology		634,626,827
Materials - 3.5%
Olin Corp.	2,205,000	110,205,900
Reliance Steel & Aluminum Co.	650,000	170,449,500

Total Materials		280,655,400

Total Common Stocks (Cost $4,501,724,063)		6,643,070,814
Preferred Stocks - 6.5%
Consumer Discretionary - 0.9%
Hyundai Motor Co., 7.240% (South Korea)	400,000	31,355,821
Hyundai Motor Co., 7.240% (South Korea)	523,882	40,726,286

Total Consumer Discretionary		72,082,107
Information Technology - 5.6%
Samsung Electronics Co., Ltd., 2.730% (South Korea)	11,050,000	445,165,487

Total Preferred Stocks (Cost $304,566,646)		517,247,594

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 9.9%
Joint Repurchase Agreements - 0.2%[2]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $4,402,058 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $4,488,084)	$4,400,082	$4,400,082
Cantor Fitzgerald Securities, Inc., dated 09/29/23, due 10/02/23, 5.320% total to be received $3,308,484 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.500%, 05/01/25 - 03/15/65, totaling $3,373,158)	3,307,018	3,307,018
Industrial and Commercial Bank of China Financial Services LLC, dated 09/29/23, due 10/02/23, 5.330% total to be received $2,011,190 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/31/23 - 02/15/53, totaling $2,050,503)	2,010,297	2,010,297
Mirae Asset Securities USA, Inc., dated 09/29/23, due 10/02/23, 5.370% total to be received $3,394,241 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.449%, 02/15/25 - 04/20/71, totaling $3,462,126)	3,392,723	3,392,723
Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $359,161 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $366,180)	359,000	359,000
State of Wisconsin Investment Board, dated 09/29/23, due 10/02/23, 5.380% total to be received $4,491,893 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/25 - 02/15/51, totaling $4,579,679)	4,489,880	4,489,880

Total Joint Repurchase Agreements		17,959,000
	Principal Amount	Value
U.S. Government Obligations - 4.0%
U.S. Treasury Bills, 3.259%, 10/05/23[3]	$80,000,000	$79,964,866
U.S. Treasury Bills, 5.485%, 01/25/24[3]	80,000,000	78,642,361
U.S. Treasury Bills, 5.515%, 06/13/24[3]	82,000,000	78,958,176
U.S. Treasury Bills, 5.550%, 03/21/24[3]	80,000,000	77,978,020

Total U.S. Government Obligations		315,543,423
Repurchase Agreements - 3.1%
Fixed Income Clearing Corp., dated 09/29/23, due 10/02/23, 5.150% total to be received $214,394,972 (collateralized by various U.S. Treasuries, 3.250% - 4.000%, 07/31/30 - 05/15/42, totaling $218,589,129)	214,303,000	214,303,000
Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $26,717,461 (collateralized by a U.S. Treasury, 0.375%, 07/15/25, totaling $27,240,227)	26,706,000	26,706,000

Total Repurchase Agreements		241,009,000

	Shares
Other Investment Companies - 2.6%
JPMorgan U.S. Government Money Market Fund, IM Shares, 5.27%[4]	207,260,274	207,260,274

Total Short-Term Investments (Cost $782,525,905)		781,771,697
Total Investments - 100.0% (Cost $5,588,816,614)		7,942,090,105
Other Assets, less Liabilities - 0.0%#		3,141,639
Net Assets - 100.0%		$7,945,231,744

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of this security, amounting to $17,828,019 or 0.2% of net assets, was out on loan to various borrowers and is collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Represents yield to maturity at September 30, 2023.
[4]	Yield shown represents the September 30, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$805,152,000	$516,325,091	—	$1,321,477,091
Energy	1,266,530,900	—	—	1,266,530,900
Consumer Staples	898,050,406	268,646,498	—	1,166,696,904
Industrials	486,278,950	233,777,713	—	720,056,663
Financials	686,976,200	—	—	686,976,200
Information Technology	624,516,000	10,110,827	—	634,626,827
Consumer Discretionary	193,890,250	97,888,107	—	291,778,357
Materials	280,655,400	—	—	280,655,400
Health Care	274,272,472	—	—	274,272,472
Preferred Stocks†	—	517,247,594	—	517,247,594
Short-Term Investments
Joint Repurchase Agreements	—	17,959,000	—	17,959,000
U.S. Government Obligations	—	315,543,423	—	315,543,423
Repurchase Agreements	—	241,009,000	—	241,009,000
Other Investment Companies	207,260,274	—	—	207,260,274
Total Investments in Securities	$5,723,582,852	$2,218,507,253	—	$7,942,090,105

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2023, was as follows:
Country	% of Long-Term Investments
Canada	7.5
France	7.2
Germany	2.5
South Korea	10.8
United Kingdom	2.5
United States	69.5
100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$17,828,019	$17,959,000	$788,801	$18,747,801
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.400%	01/15/24-02/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.